Stock-Based Compensation - Summary of Stock Option Activity and Related Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Options
Beginning balance (in shares)	173,000
Granted (in shares)	0	0	0
Forfeited (in shares)	0
Exercised (in shares)	0
Ending balance (in shares)	173,000	173,000
Vested and expected to vest (in shares)	0
Exercisable (in shares)	173,000
Weighted Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 20.37
Granted (in dollars per share)	0
Forfeited (in dollars per share)	0
Exercised (in dollars per share)	0
Ending balance (in dollars per share)	20.37	$ 20.37
Vested and expected to vest (in dollars per share)	0
Exercisable (in dollars per share)	$ 20.37
Weighted Average Remaining Contractual Term
Outstanding at end of period	3 years 4 months 9 days
Exercisable	3 years 4 months 9 days
Aggregate Intrinsic Value
Vested and expected to vest	$ 0
Exercisable	$ 0